Other comprehensive income - Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	$ (5,311)	$ (4,345)	$ (5,187)
Cumulative effect of changes in accounting principles			(201)	$ 0
Other comprehensive (loss) income before reclassifications	(310)	(1,039)	796
Amounts reclassified from OCI	63	55	56
Changes attributable to divestments, before tax	(2)	12	15
Total other comprehensive income (loss) income	(249)	(972)	867
Less: Amounts attributable to noncontrolling interests	(6)	(15)	25
Balance at the end of the period	(5,590)	(5,311)	(4,345)
Accumulated Other Comprehensive Income [Member]
Changes in component of accumulated other comprehensive income (loss), net of tax
Cumulative effect of changes in accounting principles	(36)	(36)	(9)	$ (36)
Foreign currency translation adjustments
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(3,324)	(2,693)	(3,592)
Other comprehensive (loss) income before reclassifications	(130)	(627)	912
Amounts reclassified from OCI		(31)
Changes attributable to divestments, before tax	(2)	12	12
Total other comprehensive income (loss) income	(132)	(646)	924
Less: Amounts attributable to noncontrolling interests	(6)	(15)	25
Balance at the end of the period	(3,450)	(3,324)	(2,693)
Unrealized gains (losses) on available-for-sale securities
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(4)	8	7
Cumulative effect of changes in accounting principles			(9)
Other comprehensive (loss) income before reclassifications	14	(4)	1
Amounts reclassified from OCI	0	1
Total other comprehensive income (loss) income	14	(3)	1
Balance at the end of the period	10	(4)	8
Pension and other post-retirement plan adjustments
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(1,967)	(1,672)	(1,601)
Cumulative effect of changes in accounting principles	(36)
Other comprehensive (loss) income before reclassifications	(214)	(359)	(155)
Amounts reclassified from OCI	72	64	(78)
Changes attributable to divestments, before tax			6
Total other comprehensive income (loss) income	(142)	(295)	(71)
Balance at the end of the period	(2,145)	(1,967)	(1,672)
Unrealized gains (losses) of cash flow hedge derivatives
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(16)	12	(1)
Other comprehensive (loss) income before reclassifications	20	(49)	38
Amounts reclassified from OCI	(9)	21	(22)
Changes attributable to divestments, before tax			(3)
Total other comprehensive income (loss) income	11	(28)	13
Balance at the end of the period	$ (5)	$ (16)	$ 12